VOYA EQUITY TRUST

Voya MidCap Opportunities Fund

VOYA VARIABLE PRODUCTS TRUST

Voya MidCap Opportunities Portfolio

(each a “Fund” and, together, the “Funds”)

Supplement dated July 24, 2026

to the Funds’ current Prospectuses, as supplemented

(each, a “Prospectus” and collectively, the “Prospectuses”)

Effective July 31, 2026: (1) Kristy Finnegan, CFA and Leigh Todd, CFA, will no longer serve as portfolio managers (“PM”) for the Funds; and (2) John J. Coyle Jr. and Raymond F. Cunha, CFA will be added as PMs for the Funds.

Effective July 31, 2026, the Prospectuses are revised as follows:

1.All references to Kristy Finnegan, CFA and Leigh Todd, CFA as portfolio managers for the Funds are hereby deleted in their entirety.

2.The sub-section of the Prospectus entitled “Portfolio Management” in each of the Funds’ Summary Section is deleted in its entirety and replaced with the following:

Investment Adviser Voya Investments, LLC

Sub-Adviser

Voya Investment Management Co. LLC

Portfolio Managers
John J. Coyle Jr.	Raymond Cunha, CFA
Portfolio Manager (since 7/2026)	Portfolio Manager (since 7/2026)

3.The line items with respect to Kristy Finnegan, CFA and Leigh Todd, CFA in the table in the sub- section of the Prospectus for Voya MidCap Opportunities Fund entitled “Management of the Funds – Portfolio Management” is amended to remove “Voya MidCap Opportunities Fund.” The table is further amended to include the following:

Portfolio	Investment Adviser or	Fund	Professional Experience
Manager	Sub-Adviser
John J. Coyle Jr.	Voya IM	Voya MidCap	Mr. Coyle, Portfolio
		Opportunities Fund	Manager, is an equity
analyst on the fundamental
thematic team at Voya IM.
Mr. Coyle joined Voya IM
following Voya’s
acquisition of the
substantial majority of
Allianz Global Investors
U.S. business, where he

1

was a PM and director with
research responsibilities for
the U.S. small-mid cap and
global space team covering
a wide array of companies
across technology,
consumer, and cyclical
sectors. Prior to that, he
was a vice president and
research associate at
Barclays and Lehman
Brothers covering the U.S.
building products and
homebuilding sectors.
Raymond	Voya IM	Voya MidCap	Mr. Cunha, CFA, Portfolio
Cunha, CFA		Opportunities Fund	Manager, is an equity
research analyst at Voya
IM. Mr. Cunha joined Voya
IM following Voya’s
acquisition of the
substantial majority of
Allianz Global Investors
U.S. business, where he
was a senior portfolio
manager and director with
portfolio management and
research responsibilities for
the U.S. small and mid-cap
team. Mr. Cunha was also
lead PM on the AllianzGI
global space strategy and
prior to that, a senior
industrials research analyst.
Previously, he was a vice
president and senior analyst
at State Street Global
Advisor and an analyst and
portfolio manager in the
U.S. active quantitative
strategies group at State
Street.

2

4.The line items with respect to Kristy Finnegan, CFA and Leigh Todd, CFA in the table in the sub- section of the Prospectus for Voya MidCap Opportunities Portfolio entitled “Management of the Portfolios – Portfolio Management” are hereby removed in their entirety. The table is further amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Professional Experience
Manager	Sub-Adviser
John J. Coyle Jr.	Voya IM	Voya MidCap	Mr. Coyle, Portfolio
		Opportunities Portfolio	Manager, is an equity
analyst on the fundamental
thematic team at Voya IM.
Mr. Coyle joined Voya IM
following Voya’s
acquisition of the
substantial majority of
Allianz Global Investors
U.S. business, where he
was a PM and director with
research responsibilities for
the U.S. small-mid cap and
global space team covering
a wide array of companies
across technology,
consumer, and cyclical
sectors. Prior to that, he
was a vice president and
research associate at
Barclays and Lehman
Brothers covering the U.S.
building products and
homebuilding sectors.
Raymond Cunha,	Voya IM	Voya MidCap	Mr. Cunha, CFA, Portfolio
CFA		Opportunities Portfolio	Manager, is an equity
research analyst at Voya
IM. Mr. Cunha joined
Voya IM following Voya’s
acquisition of the
substantial majority of
Allianz Global Investors
U.S. business, where he
was a senior portfolio
manager and director with
portfolio management and
research responsibilities for
the U.S. small and mid-cap
team. Mr. Cunha was also
lead PM on the AllianzGI
global space strategy and
prior to that, a senior
industrials research analyst.
Previously, he was a vice

3

president and senior analyst

at State Street Global Advisor and an analyst and portfolio manager in the U.S. active quantitative strategies group at State Street.

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4

VOYA EQUITY TRUST

Voya MidCap Opportunities Fund

VOYA VARIABLE PRODUCTS TRUST

Voya MidCap Opportunities Portfolio

(each a “Fund” and, together, the “Funds”)

Supplement dated July 24, 2026

to the Funds’ current Statements of Additional Information, each as supplemented

(each, a “SAI” and collectively, the “SAIs”)

Effective July 31, 2026: (1) Kristy Finnegan, CFA and Leigh Todd, CFA, will no longer serve as portfolio managers (“PM”) for the Funds; and (2) John J. Coyle Jr. and Raymond F. Cunha, CFA will be added as PMs for the Funds.

Effective July 31, 2026, the SAIs are revised as follows:

1.All references to Kristy Finnegan, CFA and Leigh Todd, CFA, as portfolio managers for the Funds are hereby deleted in their entirety.

2.The line items with respect to Kristy Finnegan, CFA and Leigh Todd, CFA in the table in the sub- section of the SAI for Voya MidCap Opportunities Fund entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to remove “Voya MidCap Opportunities Fund.” The table is further amended to include the following:

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment
Vehicles
		Number	Total	Number	Total	Number	Total Assets
Portfolio		of	Assets	of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
John J. Coyle	Voya MidCap	0	$0	0	$0	2	$704,843,224
Jr.3	Opportunities
Fund
Raymond	Voya MidCap	0	$0	0	$0	1	704,843,224
Cunha, CFA3	Opportunities
Fund

3Information as of May 31, 2026.

3.The table in the sub-section of the SAI for Voya MidCap Opportunities Portfolio entitled “Portfolio Management – Other Accounts Managed” is amended to delete the line items with respect to Kristy Finnegan, CFA and Leigh Todd, CFA in their entirety, and is further amended to include the following:

1

		Registered Investment		Other Pooled		Other Accounts
		Companies		Investment
Vehicles
		Number	Total Assets	Number	Total	Number	Total Assets
Portfolio		of		of	Assets	of
Manager	Fund(s)	Accounts		Accounts		Accounts
John J. Coyle	Voya MidCap	0	$0	0	$0	2	$704,843,224
Jr.2	Opportunities
Portfolio
Raymond	Voya MidCap	0	$0	0	$0	1	704,843,224
Cunha, CFA2	Opportunities
Portfolio

2Information as of May 31, 2026.

4.The line item with respect to Voya MidCap Opportunities Fund in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM and Voya Investments” is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya MidCap Opportunities	John J. Coyle Jr. and Raymond	Russell MidCap® Growth Index
Fund	Cunha, CFA

5.The line item with respect to Voya MidCap Opportunities Portfolio in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM” is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya MidCap Opportunities	John J. Coyle Jr. and Raymond	Russell MidCap® Growth Index
Portfolio	Cunha, CFA

6.The line items with respect to Kristy Finnegan, CFA and Leigh Todd, CFA in the table in the sub- section of the SAI for Voya MidCap Opportunities Fund entitled “Portfolio Management – Ownership of Securities” is amended to remove “Voya MidCap Opportunities Fund.” The table is further amended to include the following:

	Investment		Dollar Range of
	Adviser or Sub-	Fund(s) Managed by the	Fund Shares
Portfolio Manager	Adviser	Portfolio Manager	Owned
John J. Coyle Jr.15, 17			$10,001 -
	Voya IM	Voya MidCap Opportunities Fund	$50,000
Raymond Cunha,			$10,001 -
CFA16, 17	Voya IM	Voya MidCap Opportunities Fund	$50,000

15In addition to the investments shown on this table, Mr. Coyle has allocated a dollar range of $10,001 - $50,000 in Fund shares to an investment option that tracks the performance of Voya MidCap Opportunities Fund.

16In addition to the investments shown on this table, Mr. Cunha has allocated a dollar range of $10,001 - $50,000 in Fund shares to an investment option that tracks the performance of Voya MidCap Opportunities Fund.

17Information as of May 31, 2026.

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7.The table in the sub-section of the SAI for Voya MidCap Opportunities Portfolio entitled “Portfolio Management – Ownership of Securities” is amended to delete the line items with respect to Kristy Finnegan, CFA and Leigh Todd, CFA in their entirety, and is further amended to include the following:

	Investment		Dollar Range of
	Adviser or Sub-	Fund(s) Managed by the	Fund Shares
Portfolio Manager	Adviser	Portfolio Manager	Owned
John J. Coyle Jr.1	Voya IM	Voya MidCap Opportunities Portfolio	None
Raymond Cunha,	Voya IM	Voya MidCap Opportunities Portfolio	None
CFA1

1Information as of May 31, 2026.

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